Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets [Abstract]
Schedule of Other Current Assets
Prepaid expenses and other current assets consisted of the following as of December 31:

	2024	2023
Prepaid expenses	$1,934	$2,016
Other miscellaneous assets	1,520	5,065

Prepaids and other current assets	$3,454	$7,081